Trade and other receivables, net - Summary of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current
Trade receivables	$ 6,597	$ 1,802
Advances to suppliers	2,363	1,930
Income tax credits	6,955	7,472
Non-income tax credits	1,863	1,853
Judicial deposits	3,191	3,280
Other receivables	1,138	1,075
Trade and other receivables, net	22,107	17,412
Current
Trade receivables	52,294	69,017
Prepaid expenses	11,565	8,302
Advances to suppliers	36,497	21,451
Income tax credits	2,046	7,116
Non-income tax credits	38,865	43,572
Cash collateral	380	3,546
Receivables from related parties (Note 31)	176	172
Other receivables	8,284	4,352
Subtotal	97,813	88,511
Trade and other receivables, net	150,107	157,528
Trade and other receivables	172,214	174,940
Reclassified from Property, plant and equipment	1,086	1,499
Gross | Trade receivables excluding related party
Current
Trade receivables	43,078	61,546
Gross | Trade receivables related party
Current
Trade receivables	10,218	8,114
Allowance for trade receivables
Current
Trade receivables	$ (1,002)	$ (643)